FAIR VALUE MEASUREMENTS - Narrative (Details) - Galaxy Digital Holdings, LP - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying value	$ 2,928,225	$ 1,088,171
Transfers in of Level 3	21,200	67,300
Transfers out of Level 3	48,700	31,600
Digital intangible assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying value	$ 550,200	$ 277,600